Business and Credit Concentrations (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Nov. 30, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Demand Deposits [Member] USD ($)	Dec. 31, 2014 Demand Deposits [Member] CNY	Dec. 31, 2014 Sinopec Yizheng Chemical Fibre Company Limited [Member] USD ($)	Dec. 31, 2014 Sinopec Yizheng Chemical Fibre Company Limited [Member] CNY	Dec. 31, 2013 Sinopec Yizheng Chemical Fibre Company Limited [Member] CNY	Dec. 31, 2012 Sinopec Yizheng Chemical Fibre Company Limited [Member] CNY	Dec. 31, 2014 Jiangyin Huaxing Compound Co Ltd [Member] CNY	Dec. 31, 2013 Jiangyin Huaxing Compound Co Ltd [Member] CNY	Dec. 31, 2012 Jiangyin Huaxing Compound Co Ltd [Member] CNY
Concentration Risk [Line Items]
Advances on Inventory Purchases	$ 1,211	7,512	4,657	6,977			$ 559	3,468	1,928	6,202	23	23	3,069
Cash					$ 929	5,764